Other Operating Expenses (Net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses
Other operating income	R$ 714,363	R$ 885,774	R$ 914,084
Other operating expense	(866,732)	(1,238,328)	(1,559,663)
Contributions to fund guarantee of credit - FGC	(563,421)	(488,448)	(473,801)
Total	R$ (715,790)	R$ (841,002)	R$ (1,119,380)